STOCKHOLDERS' EQUITY (Tables)	9 Months Ended
Sep. 30, 2012
Equity [Abstract]
Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]

The following table summarizes information with regard to outstanding warrants to purchase common stock as of December 31, 2011.  There were no outstanding common stock purchase warrants as of December 31, 2010.

Offering	Number of Shares Issuable Upon Exercise of Outstanding Warrants	Exercise Price	Expiration Date

December 6, 2011 Underwritten Offering	10,081,667	$0.60	December 6, 2016
April 8, 2011 Private Placement	7,039,468	$0.75	March 31, 2016
Legacy warrants (1)	77,729	$0.60	July 27, 2015
Legacy warrants	105,040	$16.065	July 27, 2015
Legacy warrants	91,524	$99.45-100.98	December 31, 2015
Legacy warrants	8,561	$191.25	May 2, 2012
Total	17,403,989

(1)  The exercise prices of these warrants are subject to adjustment for “down-rounds” and have been accounted for as derivative instruments as described in Note 3.